Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries

The condensed consolidated financial statements include the financial statements of the Company and its subsidiaries as of March 31, 2025. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
EpicQuest Education Group International Limited (the “Company” or “EpicQuest”) (formerly Elite Education International Co. Ltd.)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada
Richmond Institute of Language Inc. (“RIL” or “EduGlobal College”)	Academic services for college and university applications	100%	April 18, 2008	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”)	Education services	70%	November 17, 2019	Ohio, US
Study Up Center, LLC (“SUPC”)	Student education assistance	100%	April 27, 2022	Ohio, US
Davis University (“DU”)	Education services	70%	1858	Ohio, US
Skyward Holding International Limited (“Skyward”)	Investment holding	100%	June 13, 2023	MB, Canada
Gilmore INV LLC (“Gilmore”)	Investment holding	100%	November 17, 2023	Ohio, US
SouthGilmore LLC (“SouthGilmore”)	Sporting	40%	November 20, 2023	Ohio, US

Schedule of Foreign Currency Exchange Rates	The following are the exchange rates that were used in translating RIL’s financial statements into the condensed consolidated financial statements:
	March 31, 2025	March 31, 2024

Period-end spot rate	US$1=C$ 1.4379	US$1=C$ 1.3540
Average rate for six months period	US$1=C$ 1.4168	US$1=C$ 1.3549

Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values	The estimated annual deprecation rates of these assets are generally as follows:
Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil
Leasehold improvement	Lesser of lease term or economic life	$Nil

Schedule of Intangible Assets Estimated Useful Lives

Amortization is recognized in net earnings on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The estimated useful lives are:

Asset	Basis	Rate / term
University relationship	Straight-line	10 years
Education license/certificate	Straight-line	5 years
In-process course curriculum	Straight-line	5 years
Accreditations and licensing	n/a	Indefinite life
Accredited curriculum	Straight-line	10 years
Articulation agreement	Straight-line	5 years
Brand related assets	n/a	Indefinite life